SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other current assets	$ 20,012	$ 247,370	$ 226,252
Prepaid Expenses and Advances to Vendors [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other current assets		223,238	173,835
Government Institutions [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other current assets		$ 24,132	$ 52,417